DEPOSITS - Schedule Maturities of Time Deposits (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Banking and Thrift, Interest [Abstract]
April 1, 2022 to March 31, 2023	$ 181,564
April 1, 2023 to March 31, 2024	12,514
April 1, 2024 to March 31, 2025	15,828
April 1, 2025 to March 31, 2026	3,597
April 1, 2026 to March 31, 2027	1,459
Thereafter	186
Time deposits	$ 215,148	$ 253,864